Ordinary Share Warrants (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Total ordinary shares reserved (in shares)	41,546,857	43,647,083
Options and RSUs | 2013 Equity Incentive Plan
Temporary Equity [Line Items]
Total ordinary shares reserved (in shares)	15,981,269	20,062,824
Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	499,500	924,825
Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	0	850,650
Warrants to purchase ordinary shares | Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		425,325
Weighted-Average Exercise Price (in dollars per share)	$ 0.28
Warrants to purchase ordinary shares | Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)		850,650
Weighted-Average Exercise Price (in dollars per share)	$ 0.28
Warrants issued to customers | Common Class A
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	499,500	499,500
Weighted-Average Exercise Price (in dollars per share)	$ 0.01	$ 0.01
Warrants issued to customers | Common Class B
Temporary Equity [Line Items]
Issued and Outstanding Share Warrants (in shares)	0	0
Weighted-Average Exercise Price (in dollars per share)	$ 0	$ 0